Deferred Charges, Net	6 Months Ended
Jun. 30, 2019
Deferred Charges Net Abstract
Deferred Charges, Net
6.	Deferred Charges, net:

The movement in Deferred charges, net, in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2019	$740
Additions	480
Amortization of special survey costs	(117)
Balance, June 30, 2019	$1,103

Additions of $480 for the six-month period ended June 30, 2019, relate to 10th year special survey for Pyxis Malou performed during the first quarter of 2019.

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statements of comprehensive loss.